Expenses by Nature	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses By Nature Text Block Abstract
Expenses by nature

30.    Expenses by nature

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Share listing expenses	$70,104,989	$—	$—
Employee benefit expense	12,195,089	11,929,425	10,912,378
Change in inventory of finished goods	7,266,283	16,790,457	14,977,217
Outsourcing charges	6,401,995	9,261,580	11,434,328
Depreciation expenses on property, plant and equipment	5,897,753	6,351,561	5,277,825
Professional services expenses	5,229,184	1,171,977	184,521
Insurance expenses	862,649	25,300	35,606
Amortization expenses on intangible assets	1,687,618	2,361,009	2,897,975
Depreciation expenses on right-of-use asset	40,414	34,438	29,756
Others	1,437,146	2,392,169	3,713,715
	$111,123,120	$50,317,916	$49,463,321

Capital reorganization

Any excess of the fair value of the Company’s shares issued considering a fair value of the Gorilla Ordinary Shares of $10.6 per share (price of Gorilla’s Ordinary Shares at the Closing Date) over the fair value of Global’s identifiable net assets acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred.

Fair value of equity consideration issued by the Company	Year ended December 31, 2022
Market value of 9,492,875 ordinary shares ($10.6 per share)	$100,624,475

Fair value of Global net assets acquired
Net cash proceeds from Global	$32,324,004
Warrant acquired	(2,495,243)
Others	690,725
$30,519,486

Charge for listing services	$70,104,989